LEASES - Tabular disclosure of future minimum payments required by the lease agreements (Details) - USD ($)	Mar. 31, 2024	Feb. 09, 2024
LEASES
2024	$ 126,769
2025	134,985
2026	113,721
2027	9,477
Total minimum lease payments	384,952
Less interest factor	(10,738)
Total operating lease liability	374,214	$ 400,840
Current portion of lease liability	(159,933)
Long-term lease liability	$ 214,281